Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss (Profit) before taxes on income	₪ 61,285	₪ (43,842)	₪ (18,734)
tax rate	23.00%	23.00%	23.00%
Total tax benefit (expense) at applicable tax rate	₪ 14,096	₪ (10,084)	₪ (4,309)
Nondeductible expenses	(482)	(2,999)	(419)
Nondeductible Share-based payment	(596)	(2,049)	(1,484)
Creation of deferred taxes for tax losses from previous years for which deferred taxes were not created in the past		12,837	(2,709)
Change in temporary differences for which deferred taxes are not recognized	529	(1,075)
Impairment losses on goodwill	(14,513)
Other permanent differences	(1,282)	3,277	(2,520)
Income tax benefit (expense)	₪ (2,248)	₪ (93)	₪ (11,441)